Operating Segments	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Operating Segments
6.	OPERATING SEGMENTS
In the prior years, the Group had identified three operating segments, SpiderNet ecosystem solutions services segment, digital financial services segment, and corporate segment. As a result of business acquisitions in 2023, the Group updated its internal organizational structure and the financial measures provided to the chief operating decision maker (“CODM”). SpiderNet ecosystem solutions services segment, digital financial services segment, and corporate segment are also renamed as digital solutions services—non financial services segment, digital solutions services—financial services segment, and digital media, content, and marketing services and others segment, respectively, to reflect the Group’s holistic business services to the customers.
These changes in segment reporting align with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of operating segments. These changes in segment presentation do not affect consolidated statements of financial position, consolidated statements of profit or loss and other comprehensive income or consolidated statements of cash flows. The Group retrospectively revised prior period segment information, to conform to current period presentation.
The Group now operates its businesses in four operating segments: digital solutions services—non financial services segment, digital solutions services—financial services segment,
h
otel operations, hospitality and VIP services segment and digital media, content, and marketing services and others segment. The following summary describes the operations in each of the Group’s reportable segment.

(a)
The digital solutions services—non financial services segment: The Group provides its institutional and corporate clients with exclusive, paid access to the AMTD SpiderNet ecosystem to enhance their investor communication, investor relations and corporate communication to potentially maximize their valuation;

(b)	The digital solutions services—financial services segment: The Group provides primarily corporate clients with insurance brokerage services;

(c)
Hotel operations, hospitality and VIP services segment: The Group engages in hotel investments, hotel operations, hospitality and VIP services since the acquisition of AMTD Assets in February 2023; and

(d)
The digital media, content, and marketing services and others segment: The Group engages in digital media, content, and marketing business in which the Group creates and promotes digital solutions content by investing in and developing multimedia channels to provide users and audiences access to content medium through a comprehensive library of traditional and digital movies, podcasts, webinars and live videos offered by content providers and online media platforms and invests in innovative technology companies which operate digital non

financial
license businesses through strategic investments.

Segment revenues and results
The following is an analysis of the Group’s revenues and results by operating and
reportable segments:
For the year ended April 30, 2021

	Digital solutions services— non financial services	Digital solutions services— financial services	Digital media, content, and marketing services and others	Consolidated
	US$	US$	US$	US$
Segment revenues
Revenue from external customers	22,777	1,438	—	24,215
Revenue from related parties	963	73	—	1,036

	23,740	1,511	—	25,251

Changes in fair value on financial assets measured at FVTPL	—	—	9,063	9,063

Segment profits	18,605	140	9,130	27,875
Unallocated:
Other gains and losses				(39)
Corporate expenses				(2,529)

Profit before tax				25,307

For the year ended April 30, 2022

	Digital solutions services— non financial services	Digital solutions services— financial services	Digital media, content, and marketing services and others	Consolidated
	US$	US$	US$	US$
Segment revenues
Revenue from external customers	22,047	1,430	68	23,545
Revenue from related parties	1,642	84	—	1,726

	23,689	1,514	68	25,271

Changes in fair value on financial assets measured at FVTPL	—	—	16,940	16,940

Segment profits	17,527	122	17,491	35,140
Unallocated:
Other income				4
Other gains and losses				609
Corporate expenses				(6,883)

Profit before tax				28,870

For the year ended April 30, 2023

	Digital solutions services— non financial services	Digital solutions services— financial services	Hotel operations, hospitality and VIP services	Digital media, content, and marketing services and others	Consolidated
	US$	US$	US$	US$	US$
Segment revenues
Revenue from external customers	25,869	1,480	2,195	1,294	30,838
Revenue from related parties	2,168	60	—	—	2,228

	28,037	1,540	2,195	1,294	33,066

Changes in fair value on financial assets measured at FVTPL	—	—	—	15,386	15,386

Segment profits/(losses)	21,470	87	(1,858)	19,287	38,986
Unallocated:
Other income					13,330
Other gains and losses					153
Corporate expenses					(7,844)

Profit before tax					44,625

The accounting policies of the operating segments are the same as the Group’s accounting policies described in note 3. Segment profits (losses
) represents the profit earned by/loss from each segment without allocation of certain other income, other gains and losses, corporate expenses, including central administration costs and directors’ emoluments. This is the measure reported to the CODM for the purposes of resources allocation and performance assessment.
The CODM makes decisions according to operating results of each segment. No analysis of segment asset and segment liability is presented as the CODM does not regularly review such information for the purposes of
resources allocation
and
performance assessment. Therefore, only segment revenue and segment results are presented.
Geographical information
During the year ended April 30, 2021, the Group’s operations are located in Hong Kong and Singapore. The Group’s revenue from external customers, based on the location of services, are US$24,950 and US$301 which are derived from Hong Kong and Singapore, respectively. The Group’s non-current assets, excluding non-current financial instruments, based on the location of assets, of US$
6 and US$14,250 reside in Hong Kong and Singapore, respectively, at April 30, 2021.
During the year ended April 30, 2022, the Group’s operations are located in Hong Kong and Singapore. The Group’s revenue from customers, based on the location of services, are US$25,158 and US$113 which are derived from Hong Kong and Singapore, respectively. The Group’s non-current assets, excluding non-current financial instruments, based on the location of assets, of US$4 and US$12,129 reside in Hong Kong and Singapore, respectively, at April 30, 2022.
During the year ended April 30, 2023, the Group’s operations are located in Hong Kong, Canada and Singapore. The Group’s revenue from customers, based on the location of services, are US$31,736, US$1,107 and US$223 which are derived from Hong Kong, Canada and Singapore, respectively. The Group’s non-current assets, excluding non-current financial instruments, based on the location of assets/operations, of US$172,141, US$66,618 and US$67,898 reside in Hong Kong, Canada and Singapore, respectively, at April 30, 2023.
Information about major customers
Revenue from customers of the corresponding years contributing over 10% of the total sales of the Group are as follows:

	2021		2022		2023
	US$		US$		US$
Customer A 1	2,838		N/A	3	N/A	3
Customer B 1	N/A	3	2,566		N/A	3
Customer C 2	N/A	3	N/A	3	4,673

1	Revenue from digital solutions services—non financial services segment
2	Revenue from digital solutions services—non financial services segment and digital media, content, and marketing services and others segment
3	Revenue by this customer is less than 10% of the total revenue

In addition, the Company provided digital solutions services—non financial services to non-controlling
shareholders of the Company with revenue of US$5,007, US$1,554 and nil recognized for the years ended April 30, 2021, 2022 and 2023, respectively.